BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 32.1%
Brazil - 9.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	166,750,000	BRL	$28,189,855
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	76,110,000	BRL	12,562,196

Total Brazil					40,752,051

Colombia - 6.2%
Colombian TES, Bonds	6.000%	4/28/28	29,540,000,000	COP	4,911,629
Colombian TES, Bonds	9.250%	5/28/42	48,960,000,000	COP	8,228,353
Colombian TES, Bonds	7.250%	10/26/50	100,210,000,000	COP	13,122,160

Total Colombia					26,262,142

Mexico - 5.5%
Mexican Bonos, Bonds	8.000%	11/7/47	136,300,000	MXN	6,675,627
Mexican Bonos, Bonds	8.000%	7/31/53	344,600,000	MXN	16,895,030

Total Mexico					23,570,657

Peru - 3.4%
Peru Government Bond, Senior Notes	6.150%	8/12/32	62,980,000	PEN	14,340,730

Poland - 4.3%
Republic of Poland Government Bond	1.750%	4/25/32	112,510,000	PLN	18,381,543

South Africa - 3.1%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	293,630,000	ZAR	13,366,915

TOTAL SOVEREIGN BONDS (Cost - $146,861,990)					136,674,038

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.8%
U.S. Government Obligations - 24.8%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.037%)	4.686%	7/31/24	7,750,000		7,747,850	(a)
U.S. Treasury Notes	2.750%	8/15/32	104,310,000		98,157,339

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $102,651,199)					105,905,189

MORTGAGE-BACKED SECURITIES - 13.8%
FHLMC - 7.1%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/52-11/1/52	7,969,133		8,008,880
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52-10/1/52	10,124,888		10,009,719
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52	12,071,845		12,280,776

Total FHLMC					30,299,375

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FNMA - 6.7%
Federal National Mortgage Association (FNMA)	4.500%	9/1/52	8,665,423		$8,566,855
Federal National Mortgage Association (FNMA)	5.000%	10/1/52-12/1/52	11,645,111		11,700,343
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	8,023,355		8,162,217

Total FNMA					28,429,415

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $57,190,097)					58,728,790

CORPORATE BONDS & NOTES - 8.9%
FINANCIALS - 8.4%
Banks - 2.2%
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.740%)	5.047%	3/14/25	9,430,000		9,461,248	(a)(b)

Capital Markets - 6.2%
Goldman Sachs Group Inc., Senior Notes	5.700%	11/1/24	8,820,000		8,952,442
Jackson National Life Global Funding, Secured Notes (SOFR + 1.150%)	5.474%	6/28/24	8,290,000		8,327,757	(a)(b)
Macquarie Group Ltd., Senior Notes	6.207%	11/22/24	8,900,000		9,076,734	(b)

Total Capital Markets					26,356,933

TOTAL FINANCIALS					35,818,181

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Jabil Inc., Senior Notes	3.000%	1/15/31	2,300,000		1,975,319

TOTAL CORPORATE BONDS & NOTES (Cost - $37,722,615)					37,793,500

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 6.8%
Angel Oak Mortgage Trust, 2019-6 A1	2.620%	11/25/59	1,002,178		968,423	(a)(b)
Commercial Mortgage Trust, 2017-PANW D	3.935%	10/10/29	4,900,000		4,500,885	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K087 A2	3.771%	12/25/28	2,850,000		2,815,451
IM Pastor FTA, 4 A (3 mo. EURIBOR + 0.140%)	2.221%	3/22/44	2,164,079	EUR	2,011,597	(a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 A3	3.276%	11/15/52	8,755,000		8,239,821
Residential Mortgage Loan Trust, 2019-3 A1	2.633%	9/25/59	1,075,961		1,055,856	(a)(b)
Towd Point Mortgage Trust, 2018-3 A2	3.875%	5/25/58	2,545,000		2,355,824	(a)(b)
Towd Point Mortgage Trust, 2018-5 A1	3.250%	7/25/58	7,551,496		7,149,045	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $32,332,943)					29,096,902

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 0.4%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
DISH Network Corp., Senior Notes (Cost - $2,834,144)	3.375%	8/15/26	2,730,000	$1,793,043

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $379,592,988)				369,991,462

			SHARES
SHORT-TERM INVESTMENTS - 6.1%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $25,764,009)	4.326%		25,764,009	25,764,009	(e)(f)

TOTAL INVESTMENTS - 92.9% (Cost - $405,356,997)				395,755,471
Other Assets in Excess of Liabilities - 7.1%				30,342,259

TOTAL NET ASSETS - 100.0%				$426,097,730

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Rate shown is one-day yield as of the end of the reporting period.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $25,764,009 and the cost was $25,764,009 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
MXN	— Mexican Peso
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
SOFR	— Secured Overnight Financing Rate
ZAR	— South African Rand

At January 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	707	3/23	$81,946,822	$80,962,551	$(984,271)
Contracts to Sell:
Japanese 10-Year Bonds	162	3/23	184,351,978	182,404,794	1,947,184
United Kingdom Long Gilt Bonds	659	3/23	84,639,544	84,908,956	(269,412)

					1,677,772

Net unrealized appreciation on open futures contracts					$693,501

At January 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,926,324	EUR	19,390,000	Barclays Bank PLC	2/3/23	$(158,092)
USD	23,956,755	EUR	23,860,000	Barclays Bank PLC	2/3/23	(1,988,277)
EUR	890,000	USD	910,541	HSBC Securities Inc.	2/3/23	57,233
EUR	650,000	USD	676,693	JPMorgan Chase & Co.	2/3/23	30,108
EUR	2,200,000	USD	2,386,978	JPMorgan Chase & Co.	2/3/23	5,271
EUR	13,550,000	USD	14,733,186	JPMorgan Chase & Co.	2/3/23	895
EUR	41,750,000	USD	45,373,900	JPMorgan Chase & Co.	2/3/23	24,469
EUR	1,510,000	USD	1,608,869	Morgan Stanley & Co. Inc.	2/3/23	33,084
EUR	2,540,000	USD	2,689,663	Morgan Stanley & Co. Inc.	2/3/23	72,297
USD	21,265,901	EUR	19,840,000	Morgan Stanley & Co. Inc.	2/3/23	(307,839)
SEK	255,600,000	USD	23,323,296	HSBC Securities Inc.	2/6/23	1,127,487
USD	24,192,358	SEK	255,600,000	Morgan Stanley & Co. Inc.	2/6/23	(258,426)
PEN	2,200,000	USD	574,938	HSBC Securities Inc.	2/7/23	(3,123)
PEN	59,800,000	USD	15,613,577	HSBC Securities Inc.	2/7/23	(70,613)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,365,853	PEN	13,500,000	HSBC Securities Inc.	2/7/23	$(143,010)
USD	12,595,767	PEN	48,500,000	HSBC Securities Inc.	2/7/23	(10,149)
ZAR	8,800,000	USD	512,244	Goldman Sachs Group Inc.	2/15/23	(7,169)
USD	15,898,169	ZAR	276,900,000	HSBC Securities Inc.	2/15/23	5,521
ZAR	144,000,000	USD	8,305,792	HSBC Securities Inc.	2/15/23	(40,926)
ZAR	14,500,000	USD	831,547	JPMorgan Chase & Co.	2/15/23	679
USD	17,348,990	ZAR	297,700,000	Morgan Stanley & Co. Inc.	2/15/23	262,528
ZAR	152,700,000	USD	8,836,243	Morgan Stanley & Co. Inc.	2/15/23	(72,041)
ZAR	18,600,000	USD	1,071,659	UBS Securities LLC	2/15/23	(4,114)
HUF	3,630,000,000	USD	9,029,851	Goldman Sachs Group Inc.	2/23/23	978,899
USD	8,276,470	HUF	3,190,000,000	Goldman Sachs Group Inc.	2/23/23	(519,097)
HUF	3,000,000,000	USD	7,655,991	Morgan Stanley & Co. Inc.	2/23/23	615,703
HUF	3,650,000,000	USD	8,924,308	National Australia Bank Ltd.	2/23/23	1,139,586
USD	728,114	HUF	280,000,000	UBS Securities LLC	2/23/23	(43,911)
USD	772,359	HUF	280,000,000	UBS Securities LLC	2/23/23	334
CLP	16,580,000,000	USD	18,244,741	HSBC Securities Inc.	3/6/23	2,471,934
USD	509,479	CLP	430,000,000	HSBC Securities Inc.	3/6/23	(27,805)
USD	4,540,509	CLP	4,090,000,000	HSBC Securities Inc.	3/6/23	(569,937)
USD	6,385,341	CLP	5,290,000,000	HSBC Securities Inc.	3/6/23	(224,502)
USD	8,106,328	CLP	6,770,000,000	HSBC Securities Inc.	3/6/23	(352,773)
AUD	14,950,000	USD	10,650,604	Barclays Bank PLC	3/7/23	(83,398)
AUD	15,970,000	USD	11,361,218	Barclays Bank PLC	3/7/23	(73,038)
USD	21,345,313	AUD	30,920,000	Morgan Stanley & Co. Inc.	3/7/23	(510,074)
KRW	29,130,000,000	USD	22,405,107	Citibank N.A.	3/8/23	1,274,932
USD	9,254,305	KRW	11,760,000,000	Citibank N.A.	3/8/23	(305,505)
USD	13,593,677	KRW	17,370,000,000	Citibank N.A.	3/8/23	(526,553)
THB	923,800,000	USD	26,776,812	HSBC Securities Inc.	3/10/23	1,319,199
USD	13,190,336	THB	452,600,000	HSBC Securities Inc.	3/10/23	(574,823)
USD	13,597,668	THB	471,200,000	HSBC Securities Inc.	3/10/23	(733,183)
USD	17,215,601	CHF	15,890,000	Goldman Sachs Group Inc.	3/13/23	(218,982)
CHF	640,000	USD	701,009	JPMorgan Chase & Co.	3/13/23	1,202
JPY	2,418,000,000	USD	18,488,924	JPMorgan Chase & Co.	3/14/23	196,163
USD	13,406,157	JPY	1,809,000,000	JPMorgan Chase & Co.	3/14/23	(572,885)
JPY	1,120,000,000	USD	8,850,442	Morgan Stanley & Co. Inc.	3/14/23	(195,646)
USD	4,517,293	JPY	609,000,000	Morgan Stanley & Co. Inc.	3/14/23	(188,752)
NOK	169,900,000	USD	17,237,356	Goldman Sachs Group Inc.	3/20/23	(177,161)
NZD	14,720,000	USD	9,339,914	Goldman Sachs Group Inc.	3/20/23	178,606
NZD	19,250,000	USD	12,302,483	Goldman Sachs Group Inc.	3/20/23	145,309
USD	424,084	NOK	4,180,000	Goldman Sachs Group Inc.	3/20/23	4,357

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,667,749	NZD	13,730,000	Goldman Sachs Group Inc.	3/20/23	$(210,598)
USD	13,023,366	NZD	20,420,000	Goldman Sachs Group Inc.	3/20/23	(180,994)
USD	21,971,502	NZD	34,360,000	Goldman Sachs Group Inc.	3/20/23	(246,999)
NZD	1,300,000	USD	840,472	HSBC Securities Inc.	3/20/23	158
USD	416,343	NOK	4,100,000	JPMorgan Chase & Co.	3/20/23	4,649
NOK	214,300,000	USD	22,087,439	Morgan Stanley & Co. Inc.	3/20/23	(568,900)
USD	1,272,948	NOK	12,700,000	Morgan Stanley & Co. Inc.	3/20/23	(2,299)
NZD	1,000,000	USD	638,934	UBS Securities LLC	3/20/23	7,705
SEK	220,000,000	USD	21,324,235	Barclays Bank PLC	4/14/23	(202,474)
USD	21,061,701	SEK	220,000,000	HSBC Securities Inc.	4/14/23	(60,060)
BRL	66,730,000	USD	12,944,714	HSBC Securities Inc.	4/19/23	15,176
USD	22,451,028	BRL	116,330,000	HSBC Securities Inc.	4/19/23	(141,870)
PLN	4,700,000	USD	1,078,402	Citibank N.A.	4/20/23	104
USD	19,054,585	PLN	83,360,000	HSBC Securities Inc.	4/20/23	(73,979)
CAD	17,050,000	USD	12,663,775	Citibank N.A.	4/25/23	159,518
USD	450,855	CAD	600,000	JPMorgan Chase & Co.	4/25/23	(405)
COP	23,330,000,000	USD	5,063,923	JPMorgan Chase & Co.	4/27/23	(151,946)
COP	34,870,000,000	USD	7,577,634	JPMorgan Chase & Co.	4/27/23	(235,987)
USD	16,268,720	MXN	312,200,000	Citibank N.A.	4/28/23	(48,739)
USD	8,469,294	MXN	164,400,000	JPMorgan Chase & Co.	4/28/23	(123,244)
MXN	26,000,000	USD	1,360,952	Morgan Stanley & Co. Inc.	4/28/23	(2,035)
EUR	20,390,000	USD	22,252,728	HSBC Securities Inc.	5/5/23	41,266
USD	45,634,838	EUR	41,750,000	JPMorgan Chase & Co.	5/5/23	(13,728)
PEN	3,040,000	USD	785,327	HSBC Securities Inc.	5/9/23	(525)
USD	15,335,148	PEN	59,140,000	HSBC Securities Inc.	5/9/23	67,661

Total						$(984,553)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2023 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$136,674,038	—	$136,674,038
U.S. Government & Agency Obligations	—	105,905,189	—	105,905,189
Mortgage-Backed Securities	—	58,728,790	—	58,728,790
Corporate Bonds & Notes	—	37,793,500	—	37,793,500
Collateralized Mortgage Obligations	—	29,096,902	—	29,096,902
Convertible Bonds & Notes	—	1,793,043	—	1,793,043

Total Long-Term Investments	—	369,991,462	—	369,991,462

Short-Term Investments†	$25,764,009	—	—	25,764,009

Total Investments	$25,764,009	$369,991,462	—	$395,755,471

Other Financial Instruments:
Futures Contracts††	$1,947,184	—	—	$1,947,184
Forward Foreign Currency Contracts††	—	$10,242,033	—	10,242,033

Total Other Financial Instruments	$1,947,184	$10,242,033	—	$12,189,217

Total	$27,711,193	$380,233,495	—	$407,944,688

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,253,683	—	—	$1,253,683
Forward Foreign Currency Contracts††	—	$11,226,586	—	11,226,586

Total	$1,253,683	$11,226,586	—	$12,480,269

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$11,203,667	$145,117,216	145,117,216	$130,556,874	130,556,874	—	$101,395	—	$25,764,009

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